Commitments and Contingencies - Future minimum lease payments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Future minimum lease payments
2019	¥ 68,386,523
2020	49,244,519
2021	31,395,625
2022	5,336,058
2023 and after	481,016
Total	154,843,741
Rental expenses	¥ 94,635,510	¥ 83,147,890	¥ 65,303,048